Borrowings and Derivative Liabilities - Schedule of Contingent Interest Payable (Details) - USD ($) $ in Thousands	Sep. 28, 2025	Dec. 29, 2024
Schedule of Contingent Interest Payable [Line Items]
Total contingent interest payable	$ 2,359	$ 2,830
Contingent interest payable [Member]
Schedule of Contingent Interest Payable [Line Items]
Total contingent interest payable	2,359	1,255
Contingent interest payable – related parties [Member]
Schedule of Contingent Interest Payable [Line Items]
Total contingent interest payable		$ 1,575